Summary Of Significant Accounting Policies (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 HKD ($)
Summary of Significant Accounting Policies [Line Items]
Net cash used in operating activities	$ 7,032	¥ 49,179,000	¥ 61,439,000	¥ 17,956,000
Bank deposits	13,309		1,791,000		¥ 93,070,000
Advertising and promotion expenses	1,697	11,868,000	14,364,000	17,404,000
Employee benefits	$ 2,931	¥ 20,495,000	22,431,000	28,818,000
Percentage of statutory surplus fund after tax profits	10.00%	10.00%
Percentage of statutory surplus fund		¥ 0.50
Lease terms	12 months				12 months	12 months
Impairment of long-lived assets
Net loss	$ 6,775	47,377,000	34,941,000	¥ 105,621,000
Accumulated deficit	251,988		1,715,536,000		¥ 1,762,180,000
Cash and cash equivalents	15,656		2,772,000		109,486,000
Uninsured portion of cash balances	$ 2,347		¥ 981,000		¥ 16,416,000
RMB [Member]
Summary of Significant Accounting Policies [Line Items]
Net cash used in operating activities		¥ 45,540,000
Exchange rate	0.069931				0.069931	0.069931
Average exchange rates	0.069931	0.069931
US [Member]
Summary of Significant Accounting Policies [Line Items]
Net cash used in operating activities | $	$ 6,513
Exchange rate	0.01				0.01	0.01
Average exchange rates	0.01	0.01
Chinese Mainland [Member]
Summary of Significant Accounting Policies [Line Items]
Bank deposits					¥ 500,000
Hong Kong S.A.R [Member]
Summary of Significant Accounting Policies [Line Items]
Bank deposits | $						$ 500
United States [Member]
Summary of Significant Accounting Policies [Line Items]
Bank deposits | $	$ 250
Redeemable Convertible Preferred Stock [Member]
Summary of Significant Accounting Policies [Line Items]
Redemption amount	$ 22,269				¥ 155,736